Goodwill (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill impairment losses		$ 0	$ 31,445
Derecognized goodwill due to company dispositions of 7Road and Doyo			114,700
Reclassified to assets held for sale		$ 83,470
Doyo [Member]
Goodwill [Line Items]
Goodwill impairment losses	$ 1,900
RaidCall [Member]
Goodwill [Line Items]
Goodwill impairment losses				$ 33,800
MoboTap [Member]
Goodwill [Line Items]
Goodwill impairment losses			$ 29,600
Percentage of disposed equity interests		51.00%